ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 10, 2021	Feb. 29, 2016	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2021
Working capital deficit			$ (917,327)		$ (917,327)		$ (40,422,773)
Intellectual property		$ 8,372,797
Net loss			(1,843,596)	$ 394,851	23,087,241	$ 2,294,768	(36,325,230)	$ (8,483,673)
Concentration of risk							250,000
Notes receivables			$ 3,700,000		3,700,000
Compensation costs							$ 0
Debt conversion, converted instrument, shares issued				699,863,854			14,000,000,000
Deferred revenue							$ 32,000
Cash used in operating activity					$ (1,054,446)	$ (491,542)	$ (434,556)	$ (1,213,093)
Common stock authorized shares			6,000,000,000		6,000,000,000		12,000,000,000	1,200,000,000
Warrants [Member]
Anti-dilutive securities excluded from computation of earning per share			481,351	17,842	18	413
Warrants to purchase common stock outstanding							152,738	10,089
Options [Member]
Anti-dilutive securities excluded from computation of earning per share			7	7	7	7
Options to purchase common stock outstanding							7	7
Subsequent Event [Member]
Description of reverse stock split	1-for-500 reverse split of the both the Company’s authorized and outstanding shares of Common Stock
Common stock authorized shares	50,000,000								50,000,000